Related Parties Balances and Transactions (Balances with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Principal/controlling:
Trade receivables	$ 287	$ 398
Principal shareholder convertible loan	$ 1,000	$ 2,000